FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended DECEMBER 31, 2011
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CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: Horseman Capital Management Ltd
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		JANUARY 23, 2012
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting manager are reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

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				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
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FORM 13F INFORMATION TABLE TOTAL:	25 entries
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FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 292,936.19 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
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
                      FORM 13F INFORMATION TABLE
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
________________________________________________________________________________
COL1                  COL 2      COL 3    COL 4     COL 5         COL6 COL7 COL8

                      Title               Value     Share SH/PUT  Inv  Othr Vote
Name of Issuer        of Class   CUSIP    (x$1000)   No. PRN/CALL Disc Mgrs Auth
________________________________________________________________________________
APPLE INC             Comm Share 037833100 23854.50  58,900   SH  YES None Sole
ABERCROMBIE &  CO-CL AComm Share 002896207  1670.33  34,200   SH  YES None Sole
BANK OF NEW YORK      Comm Share 064058100 10413.85 523,046   SH  YES None Sole
CAPITAL ONE FINANCIAL Comm Share 14040H105 16493.10 390,000   SH  YES None Sole
COACH INC             Comm Share 189754104  4394.88  72,000   SH  YES None Sole
DOLLAR TREE INC       Comm Share 256746108  4371.58  52,600   SH  YES None Sole
ESTEE LAUDER CO-CL A  Comm Share 518439104 23429.95 208,600   SH  YES None Sole
HJ HEINZ CO           Comm Share 423074103  9792.04 181,200   SH  YES None Sole
HARRY WINSTON DIAMOND Comm Share 41587B100  2864.85 269,000   SH  YES None Sole
COCA-COLA CO/THE      Comm Share 191216100 29457.37 421,000   SH  YES None Sole
LOWE'S COS INC        Comm Share 548661107 15738.14 620,100   SH  YES None Sole
MCDONALD'S CORP       Comm Share 580135101 28443.56 283,500   SH  YES None Sole
NIKE INC -CL B        Comm Share 654106103 28101.49 291,600   SH  YES None Sole
PHILIP MORRIS INT     Comm Share 718172109  3005.78  38,300   SH  YES None Sole
RALPH LAUREN CORP     Comm Share 751212101  3880.04  28,100   SH  YES None Sole
STARBUCKS CORP        Comm Share 855244109 11608.32 252,300   SH  YES None Sole
SHINHAN FINANCIAL GRP        ADR 824596100   279.66   4,100   SH  YES None Sole
STEVEN MADDEN LTD     Comm Share 556269108  3332.70  96,600   SH  YES None Sole
TIFFANY & CO          Comm Share 886547108 15571.10 235,000   SH  YES None Sole
TJX COMPANIES INC     Comm Share 872540109  7042.40 109,100   SH  YES None Sole
TATA MOTORS LTD-             ADR 876568502   185.90  11,000   SH  YES None Sole
VF CORP               Comm Share 918204108  4876.41  38,400   SH  YES None Sole
WELLS FARGO & CO      Comm Share 94974610  22048    800,000   SH  YES None Sole
WAL-MART STORES INC   Comm Share 931142103 14940    250,000   SH  YES None Sole
YUM! BRANDS INC       Comm Share 988498101  7140.21 121,000   SH  YES None Sole